Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	£ 4,630	£ 5,265
Debt securities in issue at amortised cost	70,834	75,592
Total debt securities in issue	75,464	80,857
Senior unsecured notes issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	4,608	5,242
Debt securities in issue at amortised cost	40,019	37,038
Total debt securities in issue	44,627	42,280
Covered bonds
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	11,764	14,243
Total debt securities in issue	11,764	14,243
Certificates of deposit issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	5,776	8,059
Total debt securities in issue	5,776	8,059
Securitisation notes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	22	23
Debt securities in issue at amortised cost	5,185	4,211
Total debt securities in issue	5,207	4,234
Commercial paper
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	8,090	12,041
Total debt securities in issue	£ 8,090	£ 12,041